CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Net income before noncontrolling interest	₨ 178,833.9	$ 2,746.6	₨ 140,740.6	₨ 118,049.9
Foreign currency translation adjustment:
Net unrealized gain (loss) arising during the period [net of tax Rs. 128.3, Rs. 110.6 and Rs. (39.6), as of March 31, 2016, March 31, 2017 and March 31, 2018, respectively]	72.1	1.1	(209.2)	240.3
Reclassification adjustment for net (gain) loss included in net income	0.0	0.0	0.0	0.0
Available for sale securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. (2,559.7), Rs. (9,478.8) and Rs. 11,319.5, as of March 31, 2016, March 31, 2017 and March 31, 2018, respectively]	(21,445.3)	(329.4)	17,910.7	4,562.9
Reclassification adjustment for net (gain) loss included in net income [net of tax Rs. 2,177.4, Rs. 1,685.7 and Rs. 4,541.5, as of March 31, 2016, March 31, 2017 and March 31, 2018, respectively]	(8,455.1)	(129.9)	(3,185.2)	(4,114.3)
Other comprehensive income, net of tax	(29,828.3)	(458.2)	14,516.3	688.9
Total comprehensive income	149,005.6	2,288.4	155,256.9	118,738.8
Less: Comprehensive income attributable to shareholders of noncontrolling interest	319.0	4.9	210.8	134.6
Comprehensive income attributable to HDFC Bank Limited	₨ 148,686.6	$ 2,283.5	₨ 155,046.1	₨ 118,604.2